Equity - Impact of share split (Details) - shares		12 Months Ended
	Dec. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Common shares issued and outstanding beginning		187,120,728	180,460,565
Share option exercises			910,163	3,195,276
Shares issued to former shareholders of Frame Pharmaceuticals		858,496
Shares issued for LTIP option exercises and RSU deliveries		109,374
Common shares issued and outstanding ending		194,997,091	187,120,728	180,460,565
Number of shares issued for RSU deliveries	56,113
Share transaction
Equity
Common shares issued and outstanding beginning				96,693,265
Genmab Investment | Share transaction
Equity
Capital Investment				2,175,157
2020 Private Investment | Share transaction
Equity
Capital Investment				55,688,535
Initial Public Offering and Private Placement
Equity
Capital Investment				22,708,332
Follow-on public offering, incl. Greenshoe
Equity
Capital Investment			5,750,000
ATM Offering Program
Equity
Shares issued as part of the at-the-market offering program		6,908,493